                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/08

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Government Securities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/08

                           A SHARES           B SHARES           C SHARES         I SHARES
                        since 7/16/84      since 12/20/91     since 3/10/93     since 8/12/05
---------------------------------------------------------------------------------------------
                                 W/MAX              W/MAX              W/MAX
                         W/O     4.75%      W/O     4.00%      W/O     1.00%
AVERAGE ANNUAL          SALES    SALES     SALES    SALES     SALES    SALES      W/O SALES
TOTAL RETURNS          CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE      CHARGES

Since Inception         6.94%     6.72%    4.97%     4.97%    4.51%    4.51%        3.70%

10-year                 4.80      4.30     4.19      4.19     4.02     4.02           --

5-year                  3.08      2.09     2.34      2.08     2.34     2.34           --

1-year                  4.13     -0.83     3.36     -0.58     3.37     2.38         4.29

6-month                 1.55     -3.30     1.17     -2.78     1.18     0.19         1.67
---------------------------------------------------------------------------------------------

30-day SEC Yield            3.68%              3.14%              3.12%             4.12%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase.

Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million,
(iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2008

MARKET CONDITIONS

The six-month period under review marked an unprecedented time for fixed income markets. Residential housing prices continued to decline, many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the economy began to slow with gross domestic product (GDP) growth measuring just 0.6 percent in the fourth quarter of 2007. Weaker economic data released in the first quarter of 2008 fueled fears of an impending recession, causing investors to continue to seek low-risk assets in the exceedingly volatile environment that persisted throughout the period.

The Federal Reserve (the "Fed") and other central banks added liquidity to the financial system in an attempt to ease the liquidity crisis and boost the economy. Not only did the Fed reduce the target federal funds rate from 4.75 percent to 2.25 percent by the end of the period, but in an unprecedented move, it granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in one of the biggest headline events, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

The flight to quality during the reporting period pushed U.S. Treasury prices higher and yields lower, particularly on short-dated issues, causing the yield curve to steepen. As a result, Treasuries outperformed all other sectors of the fixed income market as rising risk premiums pushed credit spreads sharply wider. Although the performance of all mortgage securities continued to decline, non-agency mortgages were the hardest hit during the period.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Government Securities Fund underperformed the Lehman Brothers U.S. Government/Mortgage Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2008

-----------------------------------------------------------------------------
                                                LEHMAN BROTHERS U.S.
      CLASS A   CLASS B   CLASS C   CLASS I   GOVERNMENT/MORTGAGE INDEX

       1.55%     1.17%     1.18%     1.67%              6.64%
-----------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The primary contributor to the Fund's underperformance during the period relative to the Lehman Brothers U.S. Government/Mortgage Index was an overweight to non-agency mortgage securities. The majority of the Fund's holdings in these securities are backed by prime and near-prime borrowers with good credit scores and favorable loan-to-value ratios. Unfortunately, because of the defaults in the subprime mortgage market, market liquidity has diminished severely and spreads on all mortgage products have moved wider, particularly in the non-agency sector. However, the Fund's holdings in agency mortgage-backed securities, with an emphasis on high coupon, slow prepaying issues for the majority of the period, were underweighted versus the benchmark, which was additive to relative performance.

Throughout most of the period, we positioned the Fund for a steepening in the yield curve by underweighting longer-dated issues and overweighting intermediate-dated issues. This positioning was beneficial as rates in the intermediate portion of the curve fell more than those on the long end of the curve.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

SUMMARY OF INVESTMENTS BY COUPON DISTRIBUTION AS OF 3/31/08
Less than 6.0                                                    64.2%
6.0 - 6.9                                                        19.5
7.0 - 7.9                                                         8.2
8.0 - 8.9                                                         3.0
9.0 - 9.9                                                         4.1
10 or more                                                        1.0

ASSET ALLOCATION AS OF 3/31/08
U.S. Treasuries                                                  26.8%
FNMAs                                                            44.2
FHLMCs                                                           15.7
FHLBs                                                             3.9
GNMAs                                                             1.1
Other                                                            13.7
                                                                -----
Total Long-Term Investments                                     105.4
Total Repurchase Agreements                                      16.9
                                                                -----
Total Investments                                               122.3
Liabilities in Excess of Other Assets                           (22.3)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Coupon distribution is as a percentage of long-term investments. Asset Allocation are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at PO Box 219286 Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/07          3/31/08       10/1/07-3/31/08
Class A
  Actual.....................................    $1,000.00        $1,015.46           $5.29
  Hypothetical...............................     1,000.00         1,019.75            5.30
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,011.72            9.10
  Hypothetical...............................     1,000.00         1,015.95            9.12
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,011.76            9.10
  Hypothetical...............................     1,000.00         1,015.95            9.12
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,016.73            4.08
  Hypothetical...............................     1,000.00         1,020.95            4.09
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.81%, 1.81% and 0.81% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON     MATURITY        VALUE
--------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES  31.2%
                                                                04/01/29 to
$   198   Federal Home Loan Mortgage Corp. ........... 6.000%     04/01/31    $      204,966
     41   Federal Home Loan Mortgage Corp. ........... 6.500      03/01/26            42,716
                                                                03/01/20 to
  8,333   Federal Home Loan Mortgage Corp. ........... 7.500      06/01/34         9,014,165
                                                                07/01/24 to
    685   Federal Home Loan Mortgage Corp. ........... 8.000      10/01/31           743,639
      0   Federal Home Loan Mortgage Corp. ........... 11.000     02/01/14                59
 28,975   Federal Home Loan Mortgage Corp.,
          April (a)................................... 5.000        TBA           28,689,770
 28,050   Federal Home Loan Mortgage Corp.,
          April (a)................................... 5.500        TBA           28,326,124
 13,650   Federal Home Loan Mortgage Corp.,
          April (a)................................... 6.500        TBA           14,159,745
                                                                02/01/09 to
  2,663   Federal National Mortgage Association....... 6.000      02/01/18         2,748,291
                                                                06/01/08 to
 15,889   Federal National Mortgage Association....... 6.500      01/01/34        16,590,301
                                                                08/01/14 to
 32,787   Federal National Mortgage Association....... 7.000      06/01/35        34,810,390
                                                                09/01/08 to
 10,210   Federal National Mortgage Association....... 7.500      12/01/32        10,998,935
                                                                10/01/24 to
  1,211   Federal National Mortgage Association....... 8.000      04/01/32         1,313,612
     56   Federal National Mortgage Association                 01/01/22 to
          (FHA/VA).................................... 8.500      09/01/24            60,562
                                                                05/01/15 to
     16   Federal National Mortgage Association....... 11.500     03/01/19            18,824
                                                                03/01/13 to
     76   Federal National Mortgage Association....... 12.000     01/01/16            86,976
 28,975   Federal National Mortgage
          Association, April (a)...................... 5.000        TBA           28,680,730
129,575   Federal National Mortgage
          Association, April (a)...................... 5.500        TBA          130,809,979
 19,950   Federal National Mortgage
          Association, April (a)...................... 6.500        TBA           20,663,831
  8,500   Federal National Mortgage
          Association, April (a)...................... 7.000        TBA            8,922,348
  1,152   Government National Mortgage Association.... 6.000      12/15/28         1,195,011
                                                                06/15/23 to
  2,005   Government National Mortgage Association.... 6.500      02/15/29         2,098,652
                                                                12/15/22 to
  2,188   Government National Mortgage Association.... 7.000      12/15/27         2,344,637
                                                                04/15/17 to
  2,084   Government National Mortgage Association.... 7.500      08/15/28         2,246,736

 8                                             See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON     MATURITY        VALUE
--------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES (CONTINUED)
                                                                12/15/16 to
$ 1,941   Government National Mortgage Association.... 8.000%     10/15/25    $    2,119,066
                                                                06/15/08 to
  1,141   Government National Mortgage Association.... 8.500      12/15/21         1,256,562

See Notes to Financial Statements                                              9

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON     MATURITY        VALUE
--------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES (CONTINUED)
                                                                12/15/17 to
$   430   Government National Mortgage Association.... 9.000%     12/15/19    $      469,372
                                                                01/15/10 to
      3   Government National Mortgage Association.... 11.000     11/15/20             4,143
                                                                01/15/13 to
    354   Government National Mortgage Association.... 12.000     06/15/15           425,098
                                                                05/15/10 to
    125   Government National Mortgage Association.... 12.500     06/15/15           148,237
    225   Government National Mortgage Association
          II.......................................... 6.000      04/20/29           233,660
                                                                              --------------
TOTAL MORTGAGE BACKED SECURITIES  31.2%.....................................     349,427,137
                                                                              --------------

          UNITED STATES TREASURY OBLIGATIONS  26.8%
 64,100   United States Treasury Bonds................ 5.250      11/15/28        72,157,627
 14,500   United States Treasury Bonds................ 8.125      08/15/21        20,600,208
  1,000   United States Treasury Bonds................ 8.750      05/15/17         1,409,297
  5,000   United States Treasury Bonds (b)............ 8.750      08/15/20         7,343,750
 34,000   United States Treasury Bonds................ 9.250      02/15/16        48,503,142
 11,000   United States Treasury Bonds................ 12.000     08/15/13        11,420,244
 24,565   United States Treasury Notes................ 3.875      02/15/13        26,219,305
 45,000   United States Treasury Notes................ 4.250      11/15/14        49,218,795
 57,000   United States Treasury Notes................ 4.750      05/15/14        64,004,787
                                                                              --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS....................................     300,877,155
                                                                              --------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  25.8%
  5,355   American Home Mortgage Assets (c)........... 2.828      09/25/46         3,280,757
  6,412   American Home Mortgage Assets (c)........... 2.838      06/25/47         4,220,841
  3,253   American Home Mortgage Assets (c)........... 2.898      06/25/47         1,598,421
  5,199   American Home Mortgage Investment Trust
          (c)......................................... 2.838      05/25/47         3,220,873
  5,563   Bear Stearns Mortgage Funding Trust (c)..... 2.758      12/25/46         4,236,503
  5,778   Bear Stearns Mortgage Funding Trust (c)..... 2.808      01/25/37         3,528,743
  5,953   Bear Stearns Mortgage Funding Trust (c)..... 2.848      07/25/36         3,506,570
  6,865   Countrywide Alternative Loan Trust (c)...... 2.738      04/25/47         5,215,844
  4,274   Countrywide Alternative Loan Trust (c)...... 2.758      02/25/47         3,259,930
  4,999   Countrywide Alternative Loan Trust (c)...... 2.828      07/25/46         3,127,501
  4,173   Countrywide Alternative Loan Trust (c)...... 2.858      05/25/36         2,611,856
  4,218   Countrywide Alternative Loan Trust (c)...... 2.868      07/25/46         2,707,616
 19,474   Countrywide Alternative Loan Trust (c)
          (d)......................................... 3.899      02/25/37           839,834
 24,308   Countrywide Alternative Loan Trust (c)
          (d)......................................... 3.997      03/20/46         1,068,378
 52,510   Countrywide Alternative Loan Trust (c)
          (d)......................................... 4.049      12/20/46         2,553,487
  5,754   Countrywide Home Loans (c).................. 2.898      04/25/46         3,614,613
  6,485   DSLA Mortgage Loan Trust (c)................ 2.738      04/19/38         3,942,800
  5,248   DSLA Mortgage Loan Trust (c)................ 5.265      04/19/47         3,936,021
  4,007   Federal Home Loan Mortgage Corp. (REMIC)
          (c)......................................... 2.748      09/25/45         3,938,191

See Notes to Financial Statements                                              9

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON     MATURITY        VALUE
--------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$31,254   Federal Home Loan Mortgage Corp. (c)........ 3.157%     05/15/37    $   30,003,836
  9,987   Federal Home Loan Mortgage Corp. (c)........ 3.267      10/15/36         9,686,996
  5,022   Federal Home Loan Mortgage Corp. (c)........ 3.417      03/15/34         4,910,011
  2,819   Federal Home Loan Mortgage Corp. (d) (e).... 5.182      03/15/32           329,790
  7,073   Federal Home Loan Mortgage Corp. ........... 5.500      04/15/27         7,229,719
  2,719   Federal Home Loan Mortgage Corp. (STRIPS)
          (d)......................................... 6.000      05/01/31           534,544
  2,511   Federal Home Loan Mortgage Corp. (STRIPS)
          (d)......................................... 6.500      04/01/28           582,311
  2,636   Federal Home Loan Mortgage Corp. (d)........ 6.500      05/15/33           505,916
 33,053   Federal National Mortgage Association (c)... 2.666      12/25/36        31,747,407
  5,175   Federal National Mortgage Association (c)... 2.798      05/25/35         4,857,865
 18,362   Federal National Mortgage Association (c)... 2.938      06/25/37        17,619,663
     51   Federal National Mortgage Association
          (REMIC) (c)................................. 3.075      03/25/09            50,945
  5,733   Federal National Mortgage Association (c)... 3.174      12/18/32         5,621,840
  4,232   Federal National Mortgage Association (d)
          (e)......................................... 3.801      07/25/34           348,283
  4,305   Federal National Mortgage Association....... 5.500      11/25/43         4,326,059
    451   Federal National Mortgage Association
          (REMIC) (d)................................. 6.000      08/25/32            20,699
                                                                11/25/32 to
  5,405   Federal National Mortgage Association (d)... 6.000      07/25/33           583,414
 20,250   Federal National Mortgage Association....... 6.022      11/25/10        21,408,585
                                                                02/25/33 to
 12,022   Federal National Mortgage Association (d)... 6.500      05/25/33         2,373,904
    552   Federal National Mortgage Association (c)... 6.984      11/25/28           551,067
  2,323   Federal National Mortgage Association
          (REMIC) (d)................................. 7.000      04/25/33           383,789
  2,217   Government National Mortgage Association
          (REMIC) (d) (e)............................. 4.582      05/16/32           217,059
  2,267   Government National Mortgage Association
          (REMIC) (d) (e)............................. 5.182      05/16/32           246,405
  6,916   Greenpoint Mortgage Funding Trust (c)....... 2.828      01/26/37         5,002,414
  9,711   Greenpoint Mortgage Funding Trust (c) (d)... 4.125      10/25/45           282,214
 12,831   Greenpoint Mortgage Funding Trust (c) (d)... 4.208      08/25/45           417,011
 15,807   Greenpoint Mortgage Funding Trust (c) (d)... 4.225      06/25/45           518,662
                                                                03/19/37 to
     14   Harborview Mortgage Loan Trust (f)..........   *        07/19/47            10,796
  4,764   Harborview Mortgage Loan Trust (c).......... 2.738      04/19/38         2,834,572
  4,827   Harborview Mortgage Loan Trust (c).......... 2.848      08/21/36         3,115,052
  5,260   Harborview Mortgage Loan Trust (c).......... 3.268      03/19/38         3,994,415
  6,324   Harborview Mortgage Loan Trust (c).......... 3.298      11/19/36         4,820,844
 18,403   Harborview Mortgage Loan Trust (d) (g)...... 3.336      06/19/35           531,524
 19,096   Harborview Mortgage Loan Trust (d) (g)...... 3.598      05/19/35           538,894
 28,573   Harborview Mortgage Loan Trust (d) (g)...... 3.834      01/19/36           938,251
 23,659   Harborview Mortgage Loan Trust (d) (g)...... 3.929      03/19/37           932,793

 10                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON     MATURITY        VALUE
--------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$12,088   Harborview Mortgage Loan Trust (d) (g)...... 3.976%     01/19/36    $      450,048
 38,439   Harborview Mortgage Loan Trust (d) (g)...... 4.055      07/19/47         1,552,627
  9,094   Harborview Mortgage Loan Trust (c).......... 6.326      01/19/36         7,275,085
  4,381   Indymac Index Mortgage Loan Trust (c)....... 2.978      10/25/36         3,001,453
 16,653   Indymac Index Mortgage Loan Trust (d) (g)... 3.318      07/25/35           546,954
  3,525   Luminent Mortgage Trust (c)................. 2.838      10/25/46         2,215,702
  5,462   Residential Accredit Loans, Inc. (c)........ 2.758      01/25/37         4,096,831
  5,642   Residential Accredit Loans, Inc. (c)........ 2.788      12/25/36         4,272,488
  5,305   Residential Accredit Loans, Inc. (c)........ 2.828      06/25/46         3,325,793
  7,128   Residential Accredit Loans, Inc. (c)........ 2.868      02/25/46         4,421,588
  2,018   Structured Asset Mortgage Investments, Inc.
          (c)......................................... 2.788      02/25/36         1,507,792
  8,456   Structured Asset Mortgage Investments, Inc.
          (c)......................................... 2.808      01/25/37         5,284,878
 12,885   Structured Asset Mortgage Investments, Inc.           07/25/36 to
          (c)......................................... 2.828      08/25/36         7,985,341
  8,047   Washington Mutual, Inc. (c)................. 2.798      02/25/47         4,911,476
  3,129   Washington Mutual, Inc. (c)................. 2.938      11/25/45         2,187,614
  2,725   Washington Mutual, Inc. (c)................. 2.958      07/25/45         1,897,192
 14,341   Washington Mutual, Inc. (c) (d)............. 3.014      07/25/44           305,891
  7,989   Washington Mutual, Inc. (c) (d)............. 3.071      06/25/44           172,861
 20,690   Washington Mutual, Inc. (c) (d)............. 3.090      10/25/44           435,193
                                                                04/25/46 to
  7,967   Washington Mutual, Inc. (c)................. 5.265      05/25/46         5,183,077
                                                                              --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  25.8%............................     289,516,212
                                                                              --------------

          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  12.3%
  1,347   Federal Home Loan Mortgage Corp. ........... 5.453      07/01/34         1,371,835
  2,347   Federal Home Loan Mortgage Corp. ........... 6.008      08/01/34         2,412,906
  4,848   Federal National Mortgage Association....... 4.570      02/01/34         4,915,080
  2,198   Federal National Mortgage Association....... 5.250      06/01/34         2,235,935
  3,169   Federal National Mortgage Association....... 5.329      06/01/20         3,189,068
 10,247   Federal National Mortgage Association....... 5.453      12/01/36        10,413,938
  1,083   Federal National Mortgage Association....... 5.482      07/01/34         1,092,082
  5,173   Federal National Mortgage Association....... 5.813      05/01/37         5,296,678
  1,060   Federal National Mortgage Association....... 6.123      10/01/34         1,073,476
    838   Federal National Mortgage Association....... 6.157      09/01/34           847,509
  1,252   Federal National Mortgage Association....... 6.275      10/01/34         1,273,927
  1,728   Federal National Mortgage Association....... 6.400      12/01/32         1,775,579
  9,111   Federal National Mortgage Association....... 6.455      10/01/35         9,382,122
  9,061   Federal National Mortgage Association....... 6.460      12/01/35         9,330,821
  7,710   Federal National Mortgage Association....... 6.462      11/01/35         7,938,857
  7,101   Federal National Mortgage Association....... 6.506      03/01/36         7,265,544
  7,748   Federal National Mortgage Association....... 6.532      03/01/36         7,939,194
  1,376   Federal National Mortgage Association....... 6.714      07/01/33         1,406,574

See Notes to Financial Statements                                             11

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON     MATURITY        VALUE
--------------------------------------------------------------------------------------------
          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$ 4,929   Federal National Mortgage Association....... 6.831%     03/01/36    $    5,037,472
  4,559   Federal National Mortgage Association....... 6.868      05/01/36         4,661,732
  5,250   Federal National Mortgage Association....... 6.882      07/01/36         5,370,628
  7,621   Federal National Mortgage Association....... 6.914      05/01/36         7,861,030
  6,712   Federal National Mortgage Association....... 6.933      05/01/36         6,868,301
  9,368   Federal National Mortgage Association....... 6.982      04/01/36         9,592,457
 15,206   Federal National Mortgage Association....... 6.991      04/01/36        15,560,077
  3,832   Federal National Mortgage Association....... 7.287      03/01/36         3,935,371
                                                                              --------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  12.3%.....................     138,048,193
                                                                              --------------

          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  9.0%
 43,000   Federal Home Loan Bank...................... 3.000      04/15/09        43,332,347
 31,200   Federal Home Loan Mortgage Corp. ........... 6.625      09/15/09        33,150,031
 10,700   Federal National Mortgage Association....... 7.125      06/15/10        11,794,974
  9,155   Tennessee Valley Authority Ser G............ 7.125      05/01/30        11,990,871
                                                                              --------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...........................     100,268,223
                                                                              --------------

          ASSET BACKED SECURITIES  0.3%
  3,443   Federal National Mortgage Association
          (REMIC) (c)................................. 3.281      05/28/35         3,003,430
    311   Federal National Mortgage Association
          (REMIC) (c)................................. 3.291      05/28/35           311,755
                                                                              --------------
TOTAL ASSET BACKED SECURITIES...............................................       3,315,185
                                                                              --------------

TOTAL LONG-TERM INVESTMENTS  105.4%
  (Cost $1,211,295,169).....................................................   1,181,452,105
                                                                              --------------


REPURCHASE AGREEMENTS  16.9%
Banc of America Securities ($64,816,687 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated
 03/31/08, to be sold on 04/01/08 at $64,821,008)............................       64,816,687
Citigroup Global Markets, Inc. ($64,816,687 par collateralized by U.S.
 Government obligations in a pooled cash account, interest rate of 2.10%,
 dated 03/31/08, to be sold on 04/01/08 at $64,820,468)......................       64,816,687
JPMorgan Chase & Co. ($19,445,006 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated
 03/31/08, to be sold on 04/01/08 at $19,446,221)............................       19,445,006
State Street Bank & Trust Co. ($40,050,620 par collateralized by U.S.
 Government obligations in a pooled cash account, interest rate of 1.80%,
 dated 03/31/08, to be sold on 04/01/08 at $40,052,622)......................       40,050,620
                                                                                --------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $189,129,000).........................................................      189,129,000
                                                                                --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 122.3%
 (Cost $1,400,424,169).......................................................   $1,370,581,105
LIABILITIES IN EXCESS OF OTHER ASSETS  (22.3%)...............................     (249,849,438)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $1,120,731,667
                                                                                ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*   Zero coupon bond

(a) Security purchased on a forward commitment basis.

(b) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

(c) Floating Rate Coupon

(d) IO--Interest Only

(e) Inverse Floating Rate

(f) PO--Principal Only

(g) Variable Rate Coupon

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

See Notes to Financial Statements                                             13

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2008:

INTEREST RATE SWAPS

                                                   PAY/
                                                 RECEIVE                         NOTIONAL
                                   FLOATING      FLOATING   FIXED   EXPIRATION    AMOUNT
         COUNTERPARTY             RATE INDEX       RATE     RATE       DATE       (000)        VALUE
Bank of America, N.A. .........  USD-LIBOR BBA     Pay      5.370%   02/12/18    $74,550    $   979,587
Bank of America, N.A. .........  USD-LIBOR BBA     Pay      5.593    02/19/18     37,145        791,188
Bank of America, N.A. .........  USD-LIBOR BBA   Receive    5.815    02/12/23     95,755       (960,423)
Bank of America, N.A. .........  USD-LIBOR BBA   Receive    6.030    02/19/23     47,945       (776,709)
Citibank, N.A., New York.......  USD-LIBOR BBA     Pay      5.228    09/27/17     19,000      1,832,590
Citibank, N.A., New York.......  USD-LIBOR BBA     Pay      5.338    05/24/17     36,750      4,417,863
Goldman Sachs Capital Markets,
 L.P. .........................  USD-LIBOR BBA     Pay      5.341    05/24/17     36,900      4,444,299
Goldman Sachs International....  USD-LIBOR BBA     Pay      5.565    02/27/18     37,980        763,018
Goldman Sachs International....  USD-LIBOR BBA     Pay      5.630    02/28/18     75,125      1,690,312
Goldman Sachs International....  USD-LIBOR BBA   Receive    5.960    02/27/23     48,740       (690,646)
Goldman Sachs International....  USD-LIBOR BBA   Receive    6.035    02/28/23     96,390     (1,573,085)
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA     Pay      3.887    02/21/13     26,600        730,907
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA     Pay      4.663    02/21/18     15,000        749,998
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA     Pay      5.065    09/11/17     37,125      3,110,316
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA     Pay      5.359    05/23/17     30,000      3,660,244
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA     Pay      5.720    07/19/17     26,300      3,631,352
                                                                                            -----------
TOTAL INTEREST RATE SWAPS................................................................   $22,800,811
                                                                                            ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
  Notional Value of $214,656 per contract)..................    $ 216       $   270,076
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
  Notional Value of $114,234 per contract)..................      301           440,544
SHORT CONTRACTS:
EuroDollar Futures, June 2008 (Current Notional Value of
  $244,325 per contract)....................................       83          (439,014)
EuroDollar Futures, September 2008 (Current Notional Value
  of $244,763 per contract).................................       78          (431,151)
EuroDollar Futures, December 2008 (Current Notional Value of
  $244,600 per contract)....................................       70          (376,144)
EuroDollar Futures, March 2009 (Current Notional Value of
  $244,538 per contract)....................................       62          (339,620)
EuroDollar Futures, June 2009 (Current Notional Value of
  $244,075 per contract)....................................       56          (296,201)
EuroDollar Futures, September 2009 (Current Notional Value
  of $243,563 per contract).................................       56          (281,648)
EuroDollar Futures, December 2009 (Current Notional Value of
  $242,863 per contract)....................................       37          (169,035)
EuroDollar Futures, March 2010 (Current Notional Value of
  $242,363 per contract)....................................       28          (118,727)
EuroDollar Futures, June 2010 (Current Notional Value of
  $241,813 per contract)....................................        6           (23,192)
EuroDollar Futures, September 2010 (Current Notional Value
  of $241,288 per contract).................................        4           (14,011)
U.S. Treasury Bond Futures, June 2008 (Current Notional
  Value of $118,797 per contract)...........................       27            12,383
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
  Notional Value of $118,953 per contract)..................    1,766        (5,819,418)
                                                              ---------    -------------
TOTAL FUTURES CONTRACTS.....................................    2,790       $(7,585,158)
                                                              =========    =============

See Notes to Financial Statements                                             15

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $189,129,000 (Cost $1,400,424,169)........................  $1,370,581,105
Cash........................................................             144
Receivables:
  Interest..................................................       8,091,562
  Fund Shares Sold..........................................       1,066,446
Swap Contracts..............................................      26,801,673
Other.......................................................         543,538
                                                              --------------
    Total Assets............................................   1,407,084,468
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     256,275,355
  Fund Shares Repurchased...................................       1,504,631
  Income Distributions......................................       1,021,539
  Investment Advisory Fee...................................         512,325
  Distributor and Affiliates................................         455,147
  Variation Margin on Futures...............................         424,639
Swap Collateral.............................................      21,230,000
Swap Contracts..............................................       4,000,862
Trustees' Deferred Compensation and Retirement Plans........         445,225
Accrued Expenses............................................         483,078
                                                              --------------
    Total Liabilities.......................................     286,352,801
                                                              --------------
NET ASSETS..................................................  $1,120,731,667
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number
  of shares authorized).....................................  $1,285,251,542
Net Unrealized Depreciation.................................     (14,627,411)
Accumulated Undistributed Net Investment Income.............     (15,596,604)
Accumulated Net Realized Loss...............................    (134,295,860)
                                                              --------------
NET ASSETS..................................................  $1,120,731,667
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $962,163,624 and 97,586,483 shares of
    beneficial interest issued and outstanding).............  $         9.86
    Maximum sales charge (4.75%* of offering price).........            0.49
                                                              --------------
    Maximum offering price to public........................  $        10.35
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $76,582,484 and 7,790,378 shares of
    beneficial interest issued and outstanding).............  $         9.83
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $45,465,815 and 4,640,895 shares of
    beneficial interest issued and outstanding).............  $         9.80
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $36,519,744 and 3,706,828 shares of
    beneficial interest issued and outstanding).............  $         9.85
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 31,162,487
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,926,184
Distribution (12b-1) and Service Fees
  Class A...................................................     1,197,953
  Class B...................................................       342,833
  Class C...................................................       155,282
Transfer Agent Fees.........................................       788,099
Accounting and Administrative Expenses......................       110,432
Custody.....................................................       100,005
Reports to Shareholders.....................................        83,790
Registration Fees...........................................        43,702
Professional Fees...........................................        30,922
Trustees' Fees and Related Expenses.........................        21,591
Other.......................................................       269,944
                                                              ------------
    Total Expenses..........................................     6,070,737
    Less Credits Earned on Cash Balances....................        44,853
                                                              ------------
    Net Expenses............................................     6,025,884
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 25,136,603
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  7,195,929
  Swaps.....................................................     5,253,338
  Options...................................................      (233,988)
  Futures...................................................    (5,496,591)
                                                              ------------
Net Realized Gain...........................................     6,718,688
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     2,601,988
                                                              ------------
  End of the Period:
    Investments.............................................   (29,843,064)
    Swaps...................................................    22,800,811
    Futures.................................................    (7,585,158)
                                                              ------------
                                                               (14,627,411)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (17,229,399)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(10,510,711)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 14,625,892
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE             FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         MARCH 31, 2008    SEPTEMBER 30, 2007
                                                        -------------------------------------

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   25,136,603      $   50,158,318
Net Realized Gain/Loss................................        6,718,688          (2,098,752)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (17,229,399)          3,163,402
                                                         --------------      --------------
Change in Net Assets from Operations..................       14,625,892          51,222,968
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (26,332,955)        (57,408,021)
  Class B Shares......................................       (1,633,155)         (3,440,494)
  Class C Shares......................................         (741,603)           (935,521)
  Class I Shares......................................         (861,270)           (667,579)
                                                         --------------      --------------
Total Distributions...................................      (29,568,983)        (62,451,615)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (14,943,091)        (11,228,647)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      213,086,726         167,148,139
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       22,780,795          48,357,543
Cost of Shares Repurchased............................     (200,634,224)       (234,717,777)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....       35,233,297         (19,212,095)
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.................       20,290,206         (30,440,742)
NET ASSETS:
Beginning of the Period...............................    1,100,441,461       1,130,882,203
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $(15,596,604) and
  $(11,164,224), respectively)........................   $1,120,731,667      $1,100,441,461
                                                         ==============      ==============

 18                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                  MARCH 31,    --------------------------------------------------
                                   2008       2007      2006       2005       2004       2003
                                ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $ 9.98     $10.08   $  10.27   $  10.35   $  10.50   $  10.79
                                  ------     ------   --------   --------   --------   --------
  Net Investment Income (a)....     0.24       0.46       0.41       0.34       0.31       0.32
  Net Realized and Unrealized
    Gain/Loss..................    (0.09)      0.01      (0.14)     (0.03)     (0.05)     (0.10)
                                  ------     ------   --------   --------   --------   --------
Total from Investment
  Operations...................     0.15       0.47       0.27       0.31       0.26       0.22
Less Distributions from Net
  Investment Income............     0.27       0.57       0.46       0.39       0.41       0.51
                                  ------     ------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $ 9.86     $ 9.98   $  10.08   $  10.27   $  10.35   $  10.50
                                  ======     ======   ========   ========   ========   ========

Total Return (b)...............    1.55%*     4.82%      2.72%      3.08%      2.60%      2.09%
Net Assets at End of the Period
  (In millions)................   $962.2     $998.5   $1,027.6   $1,133.1   $1,171.8   $1,323.8
Ratio of Expenses to Average
  Net Assets (c)...............    1.05%      1.02%      1.03%      1.03%      1.00%      0.99%
Ratio of Net Investment Income
  to Average Net Assets........    4.68%      4.61%      4.12%      3.25%      3.03%      3.04%
Portfolio Turnover.............     131%*      221%       191%       189%       268%       360%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charges of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

See Notes to Financial Statements                                             19

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                  YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                     MARCH 31,     ----------------------------------------------
                                      2008        2007      2006      2005      2004      2003
                                   ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $9.95       $10.05    $10.24    $10.31    $10.47    $10.76
                                     -----       ------    ------    ------    ------    ------
  Net Investment Income (a).......    0.20         0.38      0.33      0.25      0.23      0.24
  Net Realized and Unrealized
    Gain/Loss.....................   (0.09)        0.02     (0.14)    (0.00)    (0.05)    (0.10)
                                     -----       ------    ------    ------    ------    ------
Total from Investment
  Operations......................    0.11         0.40      0.19      0.25      0.18      0.14
Less Distributions from Net
  Investment Income...............    0.23         0.50      0.38      0.32      0.34      0.43
                                     -----       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $9.83       $ 9.95    $10.05    $10.24    $10.31    $10.47
                                     =====       ======    ======    ======    ======    ======

Total Return (b)..................   1.17%*       4.05%     1.95%     2.42%     1.73%     1.36%
Net Assets at End of the Period
  (In millions)...................   $76.6       $ 63.5    $ 76.8    $118.3    $139.4    $192.1
Ratio of Expenses to Average Net
  Assets (c)......................   1.81%        1.78%     1.78%     1.78%     1.76%     1.75%
Ratio of Net Investment Income to
  Average Net Assets..............   3.94%        3.85%     3.33%     2.48%     2.27%     2.28%
Portfolio Turnover................    131%*        221%      191%      189%      268%      360%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

 20                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                      MARCH 31,     ----------------------------------------------
                                       2008        2007      2006      2005      2004      2003
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD............................   $9.92       $10.02    $10.21    $10.28    $10.44    $10.73
                                      -----       ------    ------    ------    ------    ------
 Net Investment Income (a).........    0.20         0.38      0.34      0.25      0.23      0.24
 Net Realized and Unrealized
   Gain/Loss.......................   (0.09)        0.02     (0.15)    (0.00)    (0.05)    (0.10)
                                      -----       ------    ------    ------    ------    ------
Total from Investment Operations...    0.11         0.40      0.19      0.25      0.18      0.14
Less Distributions from Net
 Investment Income.................    0.23         0.50      0.38      0.32      0.34      0.43
                                      -----       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
 PERIOD............................   $9.80       $ 9.92    $10.02    $10.21    $10.28    $10.44
                                      =====       ======    ======    ======    ======    ======

Total Return (b)...................   1.18%*       4.06%     1.96%     2.42%     1.73%     1.36%
Net Assets at End of the Period (In
 millions).........................   $45.5       $ 22.6    $ 18.5    $ 22.3    $ 29.8    $ 43.1
Ratio of Expenses to Average Net
 Assets (c)........................   1.81%        1.78%     1.79%     1.78%     1.76%     1.75%
Ratio of Net Investment Income to
 Average Net Assets................   3.94%        3.85%     3.34%     2.48%     2.27%     2.28%
Portfolio Turnover.................    131%*        221%      191%      189%      268%      360%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made with one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

See Notes to Financial Statements                                             21

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS       YEAR ENDED        AUGUST 12, 2005
                                             ENDED        SEPTEMBER 30,       (COMMENCEMENT OF
CLASS I SHARES                             MARCH 31,     ----------------      OPERATIONS) TO
                                              2008        2007      2006     SEPTEMBER 30, 2005
                                           ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................   $9.97       $10.07    $10.26          $10.31
                                             -----       ------    ------          ------
  Net Investment Income (a)...............    0.25         0.48      0.43            0.05
  Net Realized and Unrealized Gain/Loss...   (0.09)        0.02     (0.14)          (0.05)
                                             -----       ------    ------          ------
Total from Investment Operations..........    0.16         0.50      0.29             -0-
Less Distributions from Net Investment
  Income..................................    0.28         0.60      0.48            0.05
                                             -----       ------    ------          ------
NET ASSET VALUE, END OF THE PERIOD........   $9.85       $ 9.97    $10.07          $10.26
                                             =====       ======    ======          ======

Total Return (b)..........................   1.67%*       5.09%     2.97%           0.01%*
Net Assets at End of the Period (In
  millions)...............................   $36.5       $ 15.9    $  8.0          $  6.1
Ratio of Expenses to Average Net Assets
  (c).....................................   0.81%        0.77%     0.78%           0.78%
Ratio of Net Investment Income to Average
  Net Assets..............................   4.92%        4.87%     4.41%           3.53%
Portfolio Turnover........................    131%*        221%      191%            189%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended September 30, 2006.

 22                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Government Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide high current return consistent with preservation of capital. The Fund commenced investment operations on July 16, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At March 31, 2008, the Fund had $256,275,355 of when-issued, delayed delivery or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discount is accreted and premium is amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 31, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended September 30, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $126,157,443 which will expire according to the following schedule.

  AMOUNT                                                       EXPIRATION
$66,309,011 .............................................  September 30, 2008
 31,684,425 .............................................  September 30, 2009
 12,354,204 .............................................  September 30, 2013
  2,784,124 .............................................  September 30, 2014
 13,025,679 .............................................  September 30, 2015

    At March 31, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,414,435,658
                                                              ==============
Gross tax unrealized appreciation...........................  $  356,924,135
Gross tax unrealized depreciated............................    (379,792,730)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (22,868,595)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED) continued

Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $62,521,106
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $62,521,106
                                                              ===========

    As of September 30, 2007, the component of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,808,235
Undistributed long-term capital gain........................         -0-

    The difference between book basis and tax basis undistributed net investment income is attributable primarily to the difference between book and tax amortization methods for premium.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended March 31, 2008, the Fund's custody fee was reduced by $44,853 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .540%
Next $1 billion.............................................     .515%
Next $1 billion.............................................     .490%
Next $1 billion.............................................     .440%
Next $1 billion.............................................     .390%
Next $1 billion.............................................     .340%
Next $1 billion.............................................     .290%
Over $7 billion.............................................     .240%

    For the six months ended March 31, 2008, the Fund recognized expenses of approximately $7,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED) continued

months ended March 31, 2008, the Fund recognized expenses of approximately $32,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2008, the Fund recognized expenses of approximately $446,800 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $293,460 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $86,100 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $35,000. Sales charges do not represent expenses of the Fund.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2008 and the year ended September 30, 2007, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                         MARCH 31, 2008                SEPTEMBER 30, 2007
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   13,136,001    $ 132,955,371     13,258,584    $ 132,291,370
  Class B.......................    2,619,824       26,474,056      1,660,353       16,519,082
  Class C.......................    2,831,489       28,534,236        922,400        9,133,229
  Class I.......................    2,486,902       25,123,063        924,792        9,204,458
                                  -----------    -------------    -----------    -------------
Total Sales.....................   21,074,216    $ 213,086,726     16,766,129    $ 167,148,139
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    2,009,711    $  20,270,836      4,414,675    $  44,075,799
  Class B.......................      145,926        1,467,165        307,554        3,062,270
  Class C.......................       60,067          601,489         76,077          754,864
  Class I.......................       43,749          441,305         46,574          464,610
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    2,259,453    $  22,780,795      4,844,880    $  48,357,543
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (17,606,808)   $(177,547,099)   (19,567,863)   $(195,312,808)
  Class B.......................   (1,360,752)     (13,668,649)   (3,223 ,658)     (32,068,895)
  Class C.......................     (524,952)      (5,253,737)      (569,492)      (5,645,619)
  Class I.......................     (417,109)      (4,164,739)      (169,558)      (1,690,455)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (19,909,621)   $(200,634,224)   (23,530,571)   $(234,717,777)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended March 31, 2008, the Fund received redemption fees of approximately $15,300 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $7,774,465 and $9,578,604, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $1,590,226,044 and $1,689,278,455, respectively.

6. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED) continued

participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the securities underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED) continued

an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2008, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2007...........................     3,682
Futures Opened..............................................    11,345
Futures Closed..............................................   (12,237)
                                                               -------
Outstanding at March 31, 2008...............................     2,790
                                                               =======

B. INTEREST RATE SWAPS The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Cash collateral, when received by the Fund, is recorded with an offsetting liability shown on the statement of Assets and Liabilities. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2008 (UNAUDITED) continued

comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. These instruments are identified in the Portfolio of Investments.

D. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $34,425,100 and $1,841,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statements of Operations for the fiscal period.

VAN KAMPEN GOVERNMENT SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             29, 129, 229, 629
                                                                  GOVTSAN 5/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-02801P-Y03/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Government Securities Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008